Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities - Schedule of Components of Inventories (Details) - USD ($)	Apr. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Work-in-process	$ 68,000	$ 68,000	$ 111,000
Inventories, net	$ 68,000	$ 68,000	$ 263,000